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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                              -------------
 This Amendment (Check only one.): [ ]  is a restatement
                                   [ ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:        CinFin Capital Management
Address:     6200 South Gilmore Road
             Fairfield, Ohio  45014

13F File Number:    28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513)  870-2632

Signature, Place and Date of Signing:

     /s/James G. Miller      Fairfield, Ohio        February 8, 2001
     ------------------      ---------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0
                                              -------
Form 13F Information Table Entry Total:          34
                                              -------
Form 13F Information Table Value Total:       170,292
                                              -------
List of Other Included Managers:  None






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
                                             Column 2         Column 3        Column 4      Column 5    SH\PRN
                                          TITLE OF CLASS        CUSIP         FMV(000)       SHARES
Alliance Capital Mgmt Hl Ltd Part             Common             01855A101             405        8,000     SH
Alltel Corp                                   Common             020039103          15,355      245,924     SH
American Home Products                        Common             026609107          27,142      427,100     SH
Bank of America Corp                          Common             060505104           5,317      115,907     SH
Chevron Corporation                           Common             166751107           4,627       54,800     SH
Cincinnati Financial Corp                     Common             172062101          23,042      582,417     SH
Cinergy Corp                                  Common             172474108           1,405       40,000     SH
Cisco Systems Inc                             Common             17275R102             264        6,900     SH
Coca Cola Company                             Common             191216100           1,960       32,162     SH
Duke Energy Corp                              Common             264399106             861       10,099     SH
Exxon  Mobil Corporation                      Common             30231G102          27,507      316,403     SH
Fifth Third Bancorp                           Common             316773100             463        7,750     SH
First Virginia Banks Inc                      Common             337477103           4,860      101,250     SH
Firstar Corp                                  Common             33763V109             642       27,600     SH
Fortune Brands Inc                            Common             349631101             600       20,000     SH
General Electric Co.                          Common             369604103             477        9,952     SH
Guidant Corporation                           Common             401698105             793       14,700     SH
H J Heinz Company                             Common             423074103           1,366       28,800     SH
Household International                       Common             441815107           4,697       85,400     SH
Intel Corp                                    Common             458140100             399       13,276     SH
Johnson & Johnson                             Common             478160104             378        3,600     SH
Lucent Technologies Inc                       Common             549463107           1,176       87,100     SH
Medtronic Inc                                 Common             585055106             598        9,900     SH
Merck & Company                               Common             589331107          23,228      248,100     SH
Microsoft Corp                                Common             594918104             373        8,600     SH
Molex Inc Class A                             Common             608554200           4,169      163,900     SH
National City Corporation                     Common             635405103           2,284       79,440     SH
Northern Trust                                Common             665859104           3,263       40,000     SH
Piedmont Natural Gas                          Common             720186105             313        8,202     SH
PNC Financial Services                        Common             693475105           2,849       39,000     SH
Procter & Gamble Corporation                  Common             742718109           8,103      103,300     SH
United Parcel Service                         Common             911312106             661       11,250     SH
Wells Fargo & Co                              Common             949746101             523        9,400     SH
Worldcom Inc                                  Common             98157D106             191       13,600     SH
                                                                                   170,292    2,973,832





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
Column 1                                     Column 6         Column 7        Column 8       Shared        None
NAME OF ISSUER                          INVESTMENT DIS        OTH MGRS          SOLE

Alliance Capital Mgmt Hl Ltd Part              Sole                                 8,000             -          -
Alltel Corp                                    Sole                               245,924             -          -
American Home Products                         Sole                               427,100             -          -
Bank of America Corp                           Sole                               115,907             -          -
Chevron Corporation                            Sole                                54,800             -          -
Cincinnati Financial Corp                      Sole                               582,417             -          -
Cinergy Corp                                   Sole                                40,000             -          -
Cisco Systems Inc                              Sole                                 6,900             -          -
Coca Cola Company                              Sole                                32,162             -          -
Duke Energy Corp                               Sole                                10,099             -          -
Exxon  Mobil Corporation                       Sole                               316,403             -          -
Fifth Third Bancorp                            Sole                                 7,750             -          -
First Virginia Banks Inc                       Sole                               101,250             -          -
Firstar Corp                                   Sole                                27,600             -          -
Fortune Brands Inc                             Sole                                20,000             -          -
General Electric Co.                           Sole                                 9,952             -          -
Guidant Corporation                            Sole                                14,700             -          -
H J Heinz Company                              Sole                                28,800             -          -
Household International                        Sole                                85,400             -          -
Intel Corp                                     Sole                                13,276             -          -
Johnson & Johnson                              Sole                                 3,600             -          -
Lucent Technologies Inc                        Sole                                87,100             -          -
Medtronic Inc                                  Sole                                 9,900             -          -
Merck & Company                                Sole                               248,100             -          -
Microsoft Corp                                 Sole                                 8,600             -          -
Molex Inc Class A                              Sole                               163,900             -          -
National City Corporation                      Sole                                79,440             -          -
Northern Trust                                 Sole                                40,000             -          -
Piedmont Natural Gas                           Sole                                 8,202             -          -
PNC Financial Services                         Sole                                39,000             -          -
Procter & Gamble Corporation                   Sole                               103,300             -          -
United Parcel Service                          Sole                                11,250             -          -
Wells Fargo & Co                               Sole                                 9,400             -          -
Worldcom Inc                                   Sole                                13,600             -          -
                                                                                2,973,832             -          -

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